CONDENSED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Class A Common Stock	Class B Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning at Aug. 25, 2020	$ 0	$ 0	$ 0	$ 0	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Measurement adjustment on redeemable common stock	$ 4,489		448,848,381		448,852,870
Measurement adjustment on redeemable common stock (in shares)	44,885,287
Net income (loss)				(10,850,513)	(10,850,513)
Balance at the end at Dec. 31, 2020	$ 511	$ 1,250	15,848,758	(10,850,513)	5,000,006
Balance at the end (in shares) at Dec. 31, 2020	5,114,713	12,500,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Measurement adjustment on redeemable common stock	$ 511		15,825,008	(35,478,970)	51,304,489
Measurement adjustment on redeemable common stock (in shares)	5,114,713
Net income (loss)				(2,418,806)	(2,418,806)
Balance at the end at Mar. 31, 2021		$ 1,250	$ 23,750	$ (48,748,289)	$ (48,723,289)
Balance at the end (in shares) at Mar. 31, 2021	0	12,500,000